Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0000353905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 25, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

FUND SUMMARY: NVIT MULTI-MANAGER SMALL CAP VALUE FUND
Objective
The Fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Multi-Manager Small Cap Value Fund (USD $)	Class Y shares	Class I shares	Class II shares	Class III shares	Class IV shares
Shareholder Fees (fees paid directly from your investment)	none	none	none	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)				1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Multi-Manager Small Cap Value Fund		Class Y shares	Class I shares	Class II shares	Class III shares	Class IV shares
Management Fees		0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses	[1]	0.10%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		0.98%	1.13%	1.38%	1.13%	1.13%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Multi-Manager Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y shares	100	312	542	1,201
Class I shares	115	359	622	1,375
Class II shares	140	437	755	1,657
Class III shares	115	359	622	1,375
Class IV shares	115	359	622	1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (primarily common stocks) issued by small-cap companies. The Fund uses a value style of investing, which means that it invests in small-cap companies that the Fund's subadvisers believe have good earnings growth potential, but which the market has undervalued. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which a subadviser believes have favorable prospects for recovery). The Fund may invest in real estate securities, including real estate investment trusts ("REITs"), and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund also may invest in initial public offerings ("IPOs") of small companies to capitalize on the opportunity for growth. The Fund generally considers selling a security when its market capitalization exceeds the small-cap range, it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund consists of three portions managed by different subadvisers. Nationwide Fund Advisors ("NFA") is the Fund's investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust"), selects the Fund's subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund's current subadvisers because they approach investing in small-cap securities in a different manner from each other. For example, as of the date of this Prospectus, one subadviser selects companies for long-term investment, another subadviser uses quantitative and fundamental analysis to enhance returns and reduce its portion's volatility, and the third subadviser focuses on companies' business strategy, management team, financials, transparency, and commitment to shareholder value. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – small-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve more risk.

Special situation companies risk – these are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.

Value style risk – value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

REIT and real estate risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are also subject to risk of default or prepayment risk.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class I Shares (Years Ended December 31,)

Best Quarter: 28.84% – 4th qtr. of 2001 Worst Quarter: -24.93% – 4th qtr. of 2008
The inception dates for Class II, Class III, Class IV and Class Y shares are May 6, 2002, May 3, 2002, April 28, 2003 and March 27, 2008, respectively. Pre-inception historical performance for each of these share classes is based on the previous performance of Class I shares. Performance for Class II shares has been adjusted to reflect that share class's higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class's lower expenses than those of Class I shares.

Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Multi-Manager Small Cap Value Fund	1 Year	5 Years	10 Years	Inception Date
Class Y shares	26.87%	3.53%	7.74%	Mar 27, 2008
Class I shares	26.60%	3.44%	7.69%
Class II shares	26.47%	3.20%	7.45%	May 6, 2002
Class III shares	26.57%	3.44%	7.71%	May 3, 2002
Class IV shares	26.61%	3.44%	7.70%	Apr 28, 2003
Russell 2000 Value Index (reflects no deduction for fees or expenses)	24.50%	3.52%	8.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Multi-Manager Small Cap Value Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_AverageAnnualReturnYear01	26.87%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
NVIT Multi-Manager Small Cap Value Fund | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2001	rr_AnnualReturn2001	28.30%
Annual Return 2002	rr_AnnualReturn2002	(27.20%)
Annual Return 2003	rr_AnnualReturn2003	56.90%
Annual Return 2004	rr_AnnualReturn2004	17.30%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	17.30%
Annual Return 2007	rr_AnnualReturn2007	(6.90%)
Annual Return 2008	rr_AnnualReturn2008	(32.30%)
Annual Return 2009	rr_AnnualReturn2009	26.20%
Annual Return 2010	rr_AnnualReturn2010	26.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.93%)
1 Year	rr_AverageAnnualReturnYear01	26.60%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	7.69%
NVIT Multi-Manager Small Cap Value Fund | Class II shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_AverageAnnualReturnYear01	26.47%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2002
NVIT Multi-Manager Small Cap Value Fund | Class III shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_AverageAnnualReturnYear01	26.57%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2002
NVIT Multi-Manager Small Cap Value Fund | Class IV shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_AverageAnnualReturnYear01	26.61%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	7.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2003
NVIT Multi-Manager Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT MULTI-MANAGER SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.72%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (primarily common stocks) issued by small-cap companies. The Fund uses a value style of investing, which means that it invests in small-cap companies that the Fund's subadvisers believe have good earnings growth potential, but which the market has undervalued. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which a subadviser believes have favorable prospects for recovery). The Fund may invest in real estate securities, including real estate investment trusts ("REITs"), and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund also may invest in initial public offerings ("IPOs") of small companies to capitalize on the opportunity for growth. The Fund generally considers selling a security when its market capitalization exceeds the small-cap range, it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund consists of three portions managed by different subadvisers. Nationwide Fund Advisors ("NFA") is the Fund's investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust"), selects the Fund's subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund's current subadvisers because they approach investing in small-cap securities in a different manner from each other. For example, as of the date of this Prospectus, one subadviser selects companies for long-term investment, another subadviser uses quantitative and fundamental analysis to enhance returns and reduce its portion's volatility, and the third subadviser focuses on companies' business strategy, management team, financials, transparency, and commitment to shareholder value. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – small-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve more risk.

Special situation companies risk – these are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.

Value style risk – value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

REIT and real estate risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are also subject to risk of default or prepayment risk.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 28.84% – 4th qtr. of 2001 Worst Quarter: -24.93% – 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The inception dates for Class II, Class III, Class IV and Class Y shares are May 6, 2002, May 3, 2002, April 28, 2003 and March 27, 2008, respectively. Pre-inception historical performance for each of these share classes is based on the previous performance of Class I shares. Performance for Class II shares has been adjusted to reflect that share class's higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class's lower expenses than those of Class I shares.

NVIT Multi-Manager Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

FUND SUMMARY: NVIT CARDINAL AGGRESSIVE FUND
Objective
The NVIT CardinalSM Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Cardinal Aggressive Fund (USD $)	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Cardinal Aggressive Fund		Class I Shares	Class II Shares
Management Fees		0.20%	0.20%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	[1]	0.47%	0.47%
Acquired Fund Fees and Expenses		0.80%	0.80%
Total Annual Fund Operating Expenses		1.47%	1.72%
Amount of Fee Waiver/Expense Reimbursement	[2][3]	(0.34%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.13%	1.22%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting direct annual fund operating expenses to 0.28% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 41 of this Prospectus.
[3]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Cardinal Aggressive Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	115	431	770	1,728
Class II Shares	124	493	887	1,989

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.11% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks and international stocks—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective of maximum growth of capital with a more aggressive level of risk by investing heavily in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including small- and mid-cap companies), that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 65% of its net assets in U.S. stocks and approximately 30% in international stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for aggressive investors who are comfortable with incurring the risks associated with growth investing in a high percentage of stocks, including international stocks. The Fund is also designed for investors who have long time horizons, who want to maximize long-term returns and who have a high tolerance for possible short-term losses.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Small- and mid-cap risk – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has changed its primary benchmark index from the Dow Jones Wilshire 5000 Index to the Russell 3000® Index ("Russell 3000 Index"). The investment adviser believes that the Russell 3000 Index, which includes fewer small- and micro-capitalization securities than does the Dow Jones Wilshire 5000 Index, more appropriately reflects the Fund's investments in such securities. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 65% Russell 3000 Index, 30% MSCI Europe, Australasia and Far East Index, and 5% Barclays Capital U.S. Aggregate Bond Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 16.43% – 3rd qtr. of 2009 Worst Quarter: -11.67% – 2nd qtr. of 2010
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Cardinal Aggressive Fund	1 Year	Since Inception	Inception Date
Class I Shares	15.00%	0.54%	Mar 28, 2008
Class II Shares	14.96%	0.48%	Mar 28, 2008
Russell 3000 Index (reflects no deduction for fees and expenses)	16.93%	1.33%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees or expenses)	17.16%	1.45%
Aggressive Fund Composite Index (reflects no deduction for fees or expenses)	13.79%	0.05%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Cardinal Aggressive Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	770
10 Years	rr_ExpenseExampleYear10	1,728
1 Year	rr_AverageAnnualReturnYear01	15.00%
Since Inception	rr_AverageAnnualReturnSinceInception	0.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Aggressive Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,989
Annual Return 2009	rr_AnnualReturn2009	29.20%
Annual Return 2010	rr_AnnualReturn2010	14.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.67%)
1 Year	rr_AverageAnnualReturnYear01	14.96%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT CARDINAL AGGRESSIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT CardinalSM Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.11%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks and international stocks—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective of maximum growth of capital with a more aggressive level of risk by investing heavily in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including small- and mid-cap companies), that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 65% of its net assets in U.S. stocks and approximately 30% in international stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for aggressive investors who are comfortable with incurring the risks associated with growth investing in a high percentage of stocks, including international stocks. The Fund is also designed for investors who have long time horizons, who want to maximize long-term returns and who have a high tolerance for possible short-term losses.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Small- and mid-cap risk – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has changed its primary benchmark index from the Dow Jones Wilshire 5000 Index to the Russell 3000® Index ("Russell 3000 Index"). The investment adviser believes that the Russell 3000 Index, which includes fewer small- and micro-capitalization securities than does the Dow Jones Wilshire 5000 Index, more appropriately reflects the Fund's investments in such securities. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 65% Russell 3000 Index, 30% MSCI Europe, Australasia and Far East Index, and 5% Barclays Capital U.S. Aggregate Bond Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.43% – 3rd qtr. of 2009 Worst Quarter: -11.67% – 2nd qtr. of 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
NVIT Cardinal Aggressive Fund | Russell 3000 Index (reflects no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
NVIT Cardinal Aggressive Fund | Dow Jones Wilshire 5000 Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
NVIT Cardinal Aggressive Fund | Aggressive Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.79%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting direct annual fund operating expenses to 0.28% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 41 of this Prospectus.
[3]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

FUND SUMMARY: NVIT CARDINAL MODERATELY AGGRESSIVE FUND
Objective

The NVIT CardinalSM Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Cardinal Moderately Aggressive Fund (USD $)	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Cardinal Moderately Aggressive Fund		Class I Shares	Class II Shares
Management Fees		0.20%	0.20%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	[1]	0.12%	0.12%
Acquired Fund Fees and Expenses		0.75%	0.75%
Total Annual Fund Operating Expenses		1.07%	1.32%
Amount of Fee Waiver/Expense Reimbursement	[2][3]	(0.02%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.05%	1.14%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting direct annual fund operating expenses to 0.25% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 41 of this Prospectus.
[3]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Cardinal Moderately Aggressive Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	107	338	588	1,304
Class II Shares	116	401	706	1,575

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.62% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, with a moderately aggressive level of risk by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. It also invests a small portion of its assets in Underlying Funds that invest in fixed-income securities in order to generate investment income. Consistent with the investment strategy, as of the date of this Prospectus, the Fund allocates approximately 55% of its net assets in U.S. stocks, approximately 25% in international stocks and approximately 20% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for relatively aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has changed its primary benchmark index from the Dow Jones Wilshire 5000 Index to the Russell 3000® Index ("Russell 3000 Index"). The investment adviser believes that the Russell 3000 Index, which includes fewer small- and micro-capitalization securities than does the Dow Jones Wilshire 5000 Index, more appropriately reflects the Fund's investments in such securities. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 55% Russell 3000 Index, 25% MSCI Europe, Australasia and Far East Index, and 20% Barclays Capital U.S. Aggregate Bond Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 14.38% – 3rd qtr. of 2009 Worst Quarter: -9.51% – 2nd qtr. of 2010
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Cardinal Moderately Aggressive Fund	1 Year	Since Inception	Inception Date
Class I Shares	13.50%	1.65%	Mar 28, 2008
Class II Shares	13.31%	1.54%	Mar 28, 2008
Russell 3000 Index (reflects no deduction for fees and expenses)	16.93%	1.33%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees or expenses)	17.16%	1.45%
Moderately Aggressive Fund Composite Index (reflects no deduction for fees or expenses)	12.97%	1.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Cardinal Moderately Aggressive Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	588
10 Years	rr_ExpenseExampleYear10	1,304
1 Year	rr_AverageAnnualReturnYear01	13.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Moderately Aggressive Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	706
10 Years	rr_ExpenseExampleYear10	1,575
Annual Return 2009	rr_AnnualReturn2009	26.58%
Annual Return 2010	rr_AnnualReturn2010	13.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.51%)
1 Year	rr_AverageAnnualReturnYear01	13.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Moderately Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT CARDINAL MODERATELY AGGRESSIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The NVIT CardinalSM Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.62%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, with a moderately aggressive level of risk by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. It also invests a small portion of its assets in Underlying Funds that invest in fixed-income securities in order to generate investment income. Consistent with the investment strategy, as of the date of this Prospectus, the Fund allocates approximately 55% of its net assets in U.S. stocks, approximately 25% in international stocks and approximately 20% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for relatively aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has changed its primary benchmark index from the Dow Jones Wilshire 5000 Index to the Russell 3000® Index ("Russell 3000 Index"). The investment adviser believes that the Russell 3000 Index, which includes fewer small- and micro-capitalization securities than does the Dow Jones Wilshire 5000 Index, more appropriately reflects the Fund's investments in such securities. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 55% Russell 3000 Index, 25% MSCI Europe, Australasia and Far East Index, and 20% Barclays Capital U.S. Aggregate Bond Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.38% – 3rd qtr. of 2009 Worst Quarter: -9.51% – 2nd qtr. of 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
NVIT Cardinal Moderately Aggressive Fund | Russell 3000 Index (reflects no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
NVIT Cardinal Moderately Aggressive Fund | Dow Jones Wilshire 5000 Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
NVIT Cardinal Moderately Aggressive Fund | Moderately Aggressive Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting direct annual fund operating expenses to 0.25% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 41 of this Prospectus.
[3]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

FUND SUMMARY: NVIT CARDINAL CAPITAL APPRECIATION FUND
Objective

The NVIT CardinalSM Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Cardinal Capital Appreciation Fund (USD $)	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Cardinal Capital Appreciation Fund		Class I Shares	Class II Shares
Management Fees		0.20%	0.20%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	[1]	0.10%	0.10%
Acquired Fund Fees and Expenses		0.70%	0.70%
Total Annual Fund Operating Expenses		1.00%	1.25%
Amount of Fee Waiver/Expense Reimbursement	[2]		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.00%	1.09%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Cardinal Capital Appreciation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	102	318	552	1,225
Class II Shares	111	381	671	1,497

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.48% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, with a less aggressive level of risk by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 50% of its net assets in U.S. stocks, approximately 20% in international stocks and approximately 27% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who want to emphasize capital growth over the long term, and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has changed its primary benchmark index from the Dow Jones Wilshire 5000 Index to the Russell 3000® Index ("Russell 3000 Index"). The investment adviser believes that the Russell 3000 Index, which includes fewer small- and micro-capitalization securities than does the Dow Jones Wilshire 5000 Index, more appropriately reflects the Fund's investments in such securities. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 50% Russell 3000 Index, 30% Barclays Capital U.S. Aggregate Bond Index, and 20% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 12.94% – 2nd qtr. of 2009 Worst Quarter: -8.18% – 2nd qtr. of 2010
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Cardinal Capital Appreciation Fund	1 Year	Since Inception	Inception Date
Class I Shares	12.46%	2.29%	Mar 28, 2008
Class II Shares	12.39%	2.23%	Mar 28, 2008
Russell 3000 Index (reflects no deduction for fees and expenses)	16.93%	1.33%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees or expenses)	17.16%	1.45%
Capital Appreciation Fund Composite Index (reflects no deduction for fees or expenses)	12.50%	2.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Cardinal Capital Appreciation Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
1 Year	rr_AverageAnnualReturnYear01	12.46%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Capital Appreciation Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	671
10 Years	rr_ExpenseExampleYear10	1,497
Annual Return 2009	rr_AnnualReturn2009	24.16%
Annual Return 2010	rr_AnnualReturn2010	12.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.18%)
1 Year	rr_AverageAnnualReturnYear01	12.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT CARDINAL CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The NVIT CardinalSM Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.48%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, with a less aggressive level of risk by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 50% of its net assets in U.S. stocks, approximately 20% in international stocks and approximately 27% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who want to emphasize capital growth over the long term, and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has changed its primary benchmark index from the Dow Jones Wilshire 5000 Index to the Russell 3000® Index ("Russell 3000 Index"). The investment adviser believes that the Russell 3000 Index, which includes fewer small- and micro-capitalization securities than does the Dow Jones Wilshire 5000 Index, more appropriately reflects the Fund's investments in such securities. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 50% Russell 3000 Index, 30% Barclays Capital U.S. Aggregate Bond Index, and 20% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 12.94% – 2nd qtr. of 2009 Worst Quarter: -8.18% – 2nd qtr. of 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
NVIT Cardinal Capital Appreciation Fund | Russell 3000 Index (reflects no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
NVIT Cardinal Capital Appreciation Fund | Dow Jones Wilshire 5000 Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
NVIT Cardinal Capital Appreciation Fund | Capital Appreciation Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

FUND SUMMARY: NVIT CARDINAL MODERATE FUND
Objective
The NVIT CardinalSM Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Cardinal Moderate Fund (USD $)	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Cardinal Moderate Fund		Class I Shares	Class II Shares
Management Fees		0.20%	0.20%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	[1]	0.10%	0.10%
Acquired Fund Fees and Expenses		0.67%	0.67%
Total Annual Fund Operating Expenses		0.97%	1.22%
Amount of Fee Waiver/Expense Reimbursement	[2]		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.97%	1.06%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Cardinal Moderate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	99	309	536	1,190
Class II Shares	108	371	655	1,463

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.41% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderate level of risk by investing a majority of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in Underlying Funds that invest in fixed-income securities in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 44% of its net assets in U.S. stocks, approximately 16% in international stocks and approximately 36% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who have a longer time horizon and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has changed its primary benchmark index from the Dow Jones Wilshire 5000 Index to the Russell 3000® Index ("Russell 3000 Index"). The investment adviser believes that the Russell 3000 Index, which includes fewer small- and micro-capitalization securities than does the Dow Jones Wilshire 5000 Index, more appropriately reflects the Fund's investments in such securities. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 45% Russell 3000 Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 11.56% – 2nd qtr. of 2009 Worst Quarter: -6.70% – 2nd qtr. of 2010
Average Annual Total Returns (For Periods Ended December 31, 2010):
Average Annual Total Returns - NVIT Cardinal Moderate Fund	1 Year	Since Inception	Inception Date
Class I Shares	11.42%	2.87%	Mar 28, 2008
Class II Shares	11.37%	2.77%	Mar 28, 2008
Russell 3000 Index (reflects no deduction for fees and expenses)	16.93%	1.33%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees or expenses)	17.16%	1.45%
Moderate Fund Composite Index (reflects no deduction for fees or expenses)	11.98%	3.17%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Cardinal Moderate Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
1 Year	rr_AverageAnnualReturnYear01	11.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Moderate Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	655
10 Years	rr_ExpenseExampleYear10	1,463
Annual Return 2009	rr_AnnualReturn2009	21.95%
Annual Return 2010	rr_AnnualReturn2010	11.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.70%)
1 Year	rr_AverageAnnualReturnYear01	11.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT CARDINAL MODERATE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT CardinalSM Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.41%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderate level of risk by investing a majority of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in Underlying Funds that invest in fixed-income securities in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 44% of its net assets in U.S. stocks, approximately 16% in international stocks and approximately 36% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who have a longer time horizon and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has changed its primary benchmark index from the Dow Jones Wilshire 5000 Index to the Russell 3000® Index ("Russell 3000 Index"). The investment adviser believes that the Russell 3000 Index, which includes fewer small- and micro-capitalization securities than does the Dow Jones Wilshire 5000 Index, more appropriately reflects the Fund's investments in such securities. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 45% Russell 3000 Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 11.56% – 2nd qtr. of 2009 Worst Quarter: -6.70% – 2nd qtr. of 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010):
NVIT Cardinal Moderate Fund | Russell 3000 Index (reflects no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
NVIT Cardinal Moderate Fund | Dow Jones Wilshire 5000 Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
NVIT Cardinal Moderate Fund | Moderate Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

FUND SUMMARY: NVIT CARDINAL BALANCED FUND
Objective
The NVIT CardinalSM Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed income securities.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Cardinal Balanced Fund (USD $)	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Cardinal Balanced Fund		Class I Shares	Class II Shares
Management Fees		0.20%	0.20%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	[1]	0.10%	0.10%
Acquired Fund Fees and Expenses		0.63%	0.63%
Total Annual Fund Operating Expenses		0.93%	1.18%
Amount of Fee Waiver/Expense Reimbursement	[2]		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.93%	1.02%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Cardinal Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	95	296	515	1,143
Class II Shares	104	359	634	1,418

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.87% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return through investments in both equity and fixed income securities by investing approximately equal amounts of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies, that the investment adviser believes offer opportunities for capital growth, and fixed-income securities, such as bonds, in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 37% of its net assets in U.S. stocks, approximately 13% in international stocks and approximately 45% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes in the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000® Index, and 15% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 10.20% – 2nd qtr. of 2009 Worst Quarter: -5.30% – 2nd qtr. of 2010
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Cardinal Balanced Fund	1 Year	Since Inception	Inception Date
Class I Shares	10.46%	3.43%	Mar 28, 2008
Class II Shares	10.41%	3.33%	Mar 28, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	6.54%	5.78%
Balanced Fund Composite Index (reflects no deduction for fees or expenses)	10.97%	3.65%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Cardinal Balanced Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
1 Year	rr_AverageAnnualReturnYear01	10.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Balanced Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	634
10 Years	rr_ExpenseExampleYear10	1,418
Annual Return 2009	rr_AnnualReturn2009	19.82%
Annual Return 2010	rr_AnnualReturn2010	10.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.30%)
1 Year	rr_AverageAnnualReturnYear01	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT CARDINAL BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT CardinalSM Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.87%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return through investments in both equity and fixed income securities by investing approximately equal amounts of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies, that the investment adviser believes offer opportunities for capital growth, and fixed-income securities, such as bonds, in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 37% of its net assets in U.S. stocks, approximately 13% in international stocks and approximately 45% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes in the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000® Index, and 15% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 10.20% – 2nd qtr. of 2009 Worst Quarter: -5.30% – 2nd qtr. of 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
NVIT Cardinal Balanced Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
NVIT Cardinal Balanced Fund | Balanced Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

FUND SUMMARY: NVIT CARDINAL MODERATELY CONSERVATIVE FUND
Objective
The NVIT CardinalSM Moderately Conservative Fund ("Moderately Conservative" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Cardinal Moderately Conservative Fund (USD $)	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Cardinal Moderately Conservative Fund		Class I Shares	Class II Shares
Management Fees		0.20%	0.20%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	[1]	0.12%	0.12%
Acquired Fund Fees and Expenses		0.59%	0.59%
Total Annual Fund Operating Expenses		0.91%	1.16%
Amount of Fee Waiver/Expense Reimbursement	[2][3]	(0.02%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.89%	0.98%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting direct annual fund operating expenses to 0.25% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 41 of this Prospectus.
[3]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Cardinal Moderately Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	91	288	502	1,118
Class II Shares	100	351	621	1,393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.76% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderately conservative level of risk by investing a majority of its assets in Underlying Funds that invest in fixed-income securities, such as bonds (including high-yield bonds, commonly known as "junk" bonds), in order to generate investment income, but also a considerable portion of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies, that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 53% of its net assets in bonds, approximately 30% in U.S. stocks and approximately 10% in international stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income. The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. This risk is particularly high for high-yield bonds. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 60% Barclays Capital U.S. Aggregate Bond Index, 30% Russell 3000® Index, and 10% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 8.72% – 2nd qtr. of 2009 Worst Quarter: -3.84% – 2nd qtr. of 2010
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Cardinal Moderately Conservative Fund	1 Year	Since Inception	Inception Date
Class I Shares	9.31%	3.83%	Mar 28, 2008
Class II Shares	9.03%	3.73%	Mar 28, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	6.54%	5.78%
Moderately Conservative Fund Composite Index (reflects no deduction for fees or expenses)	10.35%	4.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Cardinal Moderately Conservative Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	502
10 Years	rr_ExpenseExampleYear10	1,118
1 Year	rr_AverageAnnualReturnYear01	9.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Moderately Conservative Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	351
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,393
Annual Return 2009	rr_AnnualReturn2009	17.68%
Annual Return 2010	rr_AnnualReturn2010	9.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.84%)
1 Year	rr_AverageAnnualReturnYear01	9.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Moderately Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT CARDINAL MODERATELY CONSERVATIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT CardinalSM Moderately Conservative Fund ("Moderately Conservative" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.76%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderately conservative level of risk by investing a majority of its assets in Underlying Funds that invest in fixed-income securities, such as bonds (including high-yield bonds, commonly known as "junk" bonds), in order to generate investment income, but also a considerable portion of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies, that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 53% of its net assets in bonds, approximately 30% in U.S. stocks and approximately 10% in international stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income. The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. This risk is particularly high for high-yield bonds. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 60% Barclays Capital U.S. Aggregate Bond Index, 30% Russell 3000® Index, and 10% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 8.72% – 2nd qtr. of 2009 Worst Quarter: -3.84% – 2nd qtr. of 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
NVIT Cardinal Moderately Conservative Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
NVIT Cardinal Moderately Conservative Fund | Moderately Conservative Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting direct annual fund operating expenses to 0.25% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 41 of this Prospectus.
[3]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

FUND SUMMARY: NVIT CARDINAL CONSERVATIVE FUND
Objective
The NVIT CardinalSM Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Cardinal Conservative Fund (USD $)	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Cardinal Conservative Fund		Class I Shares	Class II Shares
Management Fees		0.20%	0.20%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	[1]	0.12%	0.12%
Acquired Fund Fees and Expenses		0.51%	0.51%
Total Annual Fund Operating Expenses		0.83%	1.08%
Amount of Fee Waiver/Expense Reimbursement	[2][3]	(0.02%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.81%	0.90%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting direct annual fund operating expenses to 0.25% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 41 of this Prospectus.
[3]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Cardinal Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	83	263	459	1,023
Class II Shares	92	326	578	1,301

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.55% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—stocks, bonds and money market instruments—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a conservative level of risk by investing heavily in Underlying Funds that invest in fixed-income securities, such as bonds (including high-yield bonds, commonly known as "junk" bonds) and money market instruments, in order to generate investment income, and a relatively small portion of its assets in Underlying Funds that invest in common stocks that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 70% of its net assets in bonds, approximately 10% in money market instruments, and approximately 20% in stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. This risk is particularly high for high-yield bonds. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Money market risk – the risks that apply to bonds also apply to money market instruments, but to a lesser degree. This is because the money market instruments held by the Underlying Fund are securities with shorter maturities and higher quality than those typically of bonds.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 80% Barclays Capital U.S. Aggregate Bond Index, 15% Russell 3000® Index, and 5% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 6.20% – 2nd qtr. of 2009 Worst Quarter: -1.05% – 2nd qtr. of 2010
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Cardinal Conservative Fund	1 Year	Since Inception	Inception Date
Class I Shares	6.87%	4.32%	Mar 28, 2008
Class II Shares	6.80%	4.25%	Mar 28, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	6.54%	5.78%
Conservative Fund Composite Index (reflects no deduction for fees or expenses)	8.53%	5.20%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Cardinal Conservative Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	459
10 Years	rr_ExpenseExampleYear10	1,023
1 Year	rr_AverageAnnualReturnYear01	6.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Conservative Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	1,301
Annual Return 2009	rr_AnnualReturn2009	13.02%
Annual Return 2010	rr_AnnualReturn2010	6.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.05%)
1 Year	rr_AverageAnnualReturnYear01	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
NVIT Cardinal Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT CARDINAL CONSERVATIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT CardinalSM Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.55%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—stocks, bonds and money market instruments—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a conservative level of risk by investing heavily in Underlying Funds that invest in fixed-income securities, such as bonds (including high-yield bonds, commonly known as "junk" bonds) and money market instruments, in order to generate investment income, and a relatively small portion of its assets in Underlying Funds that invest in common stocks that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 70% of its net assets in bonds, approximately 10% in money market instruments, and approximately 20% in stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. This risk is particularly high for high-yield bonds. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Money market risk – the risks that apply to bonds also apply to money market instruments, but to a lesser degree. This is because the money market instruments held by the Underlying Fund are securities with shorter maturities and higher quality than those typically of bonds.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 80% Barclays Capital U.S. Aggregate Bond Index, 15% Russell 3000® Index, and 5% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund's asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.20% – 2nd qtr. of 2009 Worst Quarter: -1.05% – 2nd qtr. of 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
NVIT Cardinal Conservative Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
NVIT Cardinal Conservative Fund | Conservative Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").
[2]	The Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting direct annual fund operating expenses to 0.25% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 41 of this Prospectus.
[3]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until May 1, 2012.

FUND SUMMARY: NVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
Objective

The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Investor Destinations Aggressive Fund (USD $)	Class II Shares	Class VI Shares
Shareholder Fees (fees paid directly from your investment)	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Investor Destinations Aggressive Fund		Class II Shares	Class VI Shares
Management Fees		0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.21%	0.21%
Acquired Fund Fees and Expenses		0.25%	0.25%
Total Annual Fund Operating Expenses		0.84%	0.84%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Investor Destinations Aggressive Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II Shares	86	268	466	1,037
Class VI Shares	86	268	466	1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.86% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for maximum growth of capital with a more aggressive level of risk by investing heavily in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including small- and mid-cap companies), that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 65% of its net assets in U.S. stocks and approximately 30% in international stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks. The Fund is also designed for investors with long time horizons, who want to maximize their long-term returns and who have a high tolerance for possible short-term losses.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Small- and mid-cap risk – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 95% S&P 500® Index and 5% Barclays Capital U.S. Aggregate Bond Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 18.77% – 2nd qtr. of 2009 Worst Quarter: -21.15% – 4th qtr. of 2008
The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Investor Destinations Aggressive Fund	1 Year	5 Years	Since Inception	Inception Date
Class II Shares	14.63%	2.66%	4.80%	Dec 12, 2001
Class VI Shares	14.57%	2.67%	4.82%	Apr 30, 2004
S&P 500 Index (reflects no deductions for fees or expenses)	15.06%	2.29%	3.11%
Aggressive Fund Composite Index (reflects no deduction for fees or expenses)	14.75%	2.57%	3.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Investor Destinations Aggressive Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2002	rr_AnnualReturn2002	(18.50%)
Annual Return 2003	rr_AnnualReturn2003	31.90%
Annual Return 2004	rr_AnnualReturn2004	14.00%
Annual Return 2005	rr_AnnualReturn2005	7.90%
Annual Return 2006	rr_AnnualReturn2006	16.90%
Annual Return 2007	rr_AnnualReturn2007	6.00%
Annual Return 2008	rr_AnnualReturn2008	(36.80%)
Annual Return 2009	rr_AnnualReturn2009	27.20%
Annual Return 2010	rr_AnnualReturn2010	14.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.15%)
1 Year	rr_AverageAnnualReturnYear01	14.63%
5 Years	rr_AverageAnnualReturnYear05	2.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2001
NVIT Investor Destinations Aggressive Fund | Class VI Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
NVIT Investor Destinations Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.86%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for maximum growth of capital with a more aggressive level of risk by investing heavily in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including small- and mid-cap companies), that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 65% of its net assets in U.S. stocks and approximately 30% in international stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks. The Fund is also designed for investors with long time horizons, who want to maximize their long-term returns and who have a high tolerance for possible short-term losses.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Small- and mid-cap risk – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 95% S&P 500® Index and 5% Barclays Capital U.S. Aggregate Bond Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 18.77% – 2nd qtr. of 2009 Worst Quarter: -21.15% – 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
NVIT Investor Destinations Aggressive Fund | S&P 500 Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
NVIT Investor Destinations Aggressive Fund | Aggressive Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

FUND SUMMARY: NVIT Investor Destinations Moderately Aggressive Fund
Objective

The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Investor Destinations Moderately Aggressive Fund (USD $)	Class II Shares	Class VI Shares
Shareholder Fees (fees paid directly from your investment)	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Investor Destinations Moderately Aggressive Fund		Class II Shares	Class VI Shares
Management Fees		0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.20%	0.20%
Acquired Fund Fees and Expenses		0.25%	0.25%
Total Annual Fund Operating Expenses		0.83%	0.83%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Investor Destinations Moderately Aggressive Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II Shares	85	265	460	1,025
Class VI Shares	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.02% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities (including mortgage-backed securities), as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, with a moderately aggressive level of risk by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 55% of its net assets in U.S. stocks, approximately 25% in international stocks and approximately 20% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for relatively aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the

Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Funds shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 80% S&P 500® Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Citigroup 3-Month Treasury Bill (T-Bill) Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings.Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 15.84% – 2nd qtr. of 2009 Worst Quarter: -17.49% – 4th qtr. of 2008
The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Investor Destinations Moderately Aggressive Fund	1 Year	5 Years	Since Inception	Inception Date
Class II Shares	12.83%	3.20%	4.86%	Dec 12, 2001
Class VI Shares	12.92%	3.20%	4.88%	Apr 30, 2004
S&P 500 Index (reflects no deductions for fees or expenses)	15.06%	2.29%	3.11%
Moderately Aggressive Fund Composite Index (reflects no deduction for fees or expenses)	13.36%	3.16%	3.74%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Investor Destinations Moderately Aggressive Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2002	rr_AnnualReturn2002	(14.60%)
Annual Return 2003	rr_AnnualReturn2003	26.60%
Annual Return 2004	rr_AnnualReturn2004	12.10%
Annual Return 2005	rr_AnnualReturn2005	7.10%
Annual Return 2006	rr_AnnualReturn2006	14.50%
Annual Return 2007	rr_AnnualReturn2007	6.20%
Annual Return 2008	rr_AnnualReturn2008	(31.40%)
Annual Return 2009	rr_AnnualReturn2009	24.40%
Annual Return 2010	rr_AnnualReturn2010	12.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.49%)
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2001
NVIT Investor Destinations Moderately Aggressive Fund | Class VI Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_AverageAnnualReturnYear01	12.92%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
NVIT Investor Destinations Moderately Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT Investor Destinations Moderately Aggressive Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.02% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.02%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities (including mortgage-backed securities), as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, with a moderately aggressive level of risk by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 55% of its net assets in U.S. stocks, approximately 25% in international stocks and approximately 20% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for relatively aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the

Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Funds shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 80% S&P 500® Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Citigroup 3-Month Treasury Bill (T-Bill) Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings.Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.84% – 2nd qtr. of 2009 Worst Quarter: -17.49% – 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
NVIT Investor Destinations Moderately Aggressive Fund | S&P 500 Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
NVIT Investor Destinations Moderately Aggressive Fund | Moderately Aggressive Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.36%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

FUND SUMMARY: NVIT INVESTOR DESTINATIONS CAPITAL APPRECIATION FUND
Objective

The NVIT Investor Destinations Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Investor Destinations Funds.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Investor Destinations Capital Appreciation Fund (USD $)	Class II Shares	Class VI Shares
Shareholder Fees (fees paid directly from your investment)	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Investor Destinations Capital Appreciation Fund		Class II Shares	Class VI Shares
Management Fees		0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.22%	0.22%
Acquired Fund Fees and Expenses		0.25%	0.25%
Total Annual Fund Operating Expenses		0.85%	0.85%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Investor Destinations Capital Appreciation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II Shares	87	271	471	1,049
Class VI Shares	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2.76% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, with a less aggressive level of risk by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities (including mortgage-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 50% of its net assets in U.S. stocks, approximately 20% in international stocks and approximately 28% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who want to emphasize capital growth over the long term, and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total return to a hypothetical composite index that is comprised of 70% S&P 500® Index, 20% Barclays Capital U.S. Aggregate Bond Index and 10% Citigroup 3-Month Treasury Bill (T-Bill) Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Average Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 9.40% – 3rd qtr. of 2010 Worst Quarter: -7.84% – 2nd qtr. of 2010
The inception date for Class VI shares is April 30, 2010. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Investor Destinations Capital Appreciation Fund	1 Year	Since Inception	Inception Date
Class II Shares	12.03%	24.59%	Mar 25, 2009
Class VI Shares	12.07%	24.62%	Apr 30, 2010
S&P 500 Index (reflects no deductions for fees or expenses)	15.06%	31.25%
Capital Appreciation Fund Composite Index (reflects no deduction for fees or expenses)	12.26%	23.27%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Investor Destinations Capital Appreciation Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2010	rr_AnnualReturn2010	12.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.84%)
1 Year	rr_AverageAnnualReturnYear01	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	24.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 2009
NVIT Investor Destinations Capital Appreciation Fund | Class VI Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
1 Year	rr_AverageAnnualReturnYear01	12.07%
Since Inception	rr_AverageAnnualReturnSinceInception	24.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
NVIT Investor Destinations Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT INVESTOR DESTINATIONS CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The NVIT Investor Destinations Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Investor Destinations Funds.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.76%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, with a less aggressive level of risk by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities (including mortgage-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 50% of its net assets in U.S. stocks, approximately 20% in international stocks and approximately 28% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who want to emphasize capital growth over the long term, and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total return to a hypothetical composite index that is comprised of 70% S&P 500® Index, 20% Barclays Capital U.S. Aggregate Bond Index and 10% Citigroup 3-Month Treasury Bill (T-Bill) Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 9.40% – 3rd qtr. of 2010 Worst Quarter: -7.84% – 2nd qtr. of 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for Class VI shares is April 30, 2010. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
NVIT Investor Destinations Capital Appreciation Fund | S&P 500 Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	31.25%
NVIT Investor Destinations Capital Appreciation Fund | Capital Appreciation Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	23.27%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MODERATE FUND
Objective

The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Investor Destinations Moderate Fund (USD $)	Class II Shares	Class VI Shares
Shareholder Fees (fees paid directly from your investment)	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Investor Destinations Moderate Fund		Class II Shares	Class VI Shares
Management Fees		0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.19%	0.19%
Acquired Fund Fees and Expenses		0.25%	0.25%
Total Annual Fund Operating Expenses		0.82%	0.82%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Investor Destinations Moderate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II Shares	84	262	455	1,014
Class VI Shares	84	262	455	1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.21% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderate level of risk by investing a majority of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in Underlying Funds that invest in bonds (including mortgage-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 45% of its net assets in U.S. stocks, approximately 15% in international stocks and approximately 37% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who have a longer time horizon and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price.

If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 60% S&P 500® Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 15% Citigroup 3-Month Treasury Bill (T-Bill) Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 11.62% – 2nd qtr. of 2009 Worst Quarter: -12.64% – 4th qtr. of 2008
The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Investor Destinations Moderate Fund	1 Year	5 Years	Since Inception	Inception Date
Class II Shares	10.91%	3.61%	4.64%	Dec 12, 2001
Class VI Shares	10.86%	3.62%	4.67%	Apr 30, 2004
S&P 500 Index (reflects no deductions for fees or expenses)	15.06%	2.29%	3.11%
Moderate Fund Composite Index (reflects no deduction for fees or expenses)	11.12%	3.67%	4.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Investor Destinations Moderate Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
Annual Return 2002	rr_AnnualReturn2002	(9.60%)
Annual Return 2003	rr_AnnualReturn2003	20.10%
Annual Return 2004	rr_AnnualReturn2004	9.50%
Annual Return 2005	rr_AnnualReturn2005	5.30%
Annual Return 2006	rr_AnnualReturn2006	11.40%
Annual Return 2007	rr_AnnualReturn2007	5.70%
Annual Return 2008	rr_AnnualReturn2008	(23.20%)
Annual Return 2009	rr_AnnualReturn2009	19.10%
Annual Return 2010	rr_AnnualReturn2010	10.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.64%)
1 Year	rr_AverageAnnualReturnYear01	10.91%
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2001
NVIT Investor Destinations Moderate Fund | Class VI Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	10.86%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
NVIT Investor Destinations Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT INVESTOR DESTINATIONS MODERATE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.21%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderate level of risk by investing a majority of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in Underlying Funds that invest in bonds (including mortgage-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 45% of its net assets in U.S. stocks, approximately 15% in international stocks and approximately 37% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who have a longer time horizon and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price.

If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 60% S&P 500® Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 15% Citigroup 3-Month Treasury Bill (T-Bill) Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 11.62% – 2nd qtr. of 2009 Worst Quarter: -12.64% – 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
NVIT Investor Destinations Moderate Fund | S&P 500 Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
NVIT Investor Destinations Moderate Fund | Moderate Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.12%
5 Years	rr_AverageAnnualReturnYear05	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

FUND SUMMARY: NVIT INVESTOR DESTINATIONS BALANCED FUND
Objective
The NVIT Investor Destinations Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed-income securities.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Investor Destinations Balanced Fund (USD $)	Class II Shares	Class VI Shares
Shareholder Fees (fees paid directly from your investment)	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Investor Destinations Balanced Fund		Class II Shares	Class VI Shares
Management Fees		0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.25%	0.25%
Acquired Fund Fees and Expenses		0.25%	0.25%
Total Annual Fund Operating Expenses		0.88%	0.88%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Investor Destinations Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II Shares	90	281	488	1,084
Class VI Shares	90	281	488	1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.07% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return through investments in both equity and fixed-income securities by investing approximately equal amounts of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth, and bonds (including mortgage-backed and asset-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 38% of its net assets in U.S. stocks, approximately 12% in international stocks and approximately 45% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who are wiling to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total return to a hypothetical composite index that is comprised of 50% S&P 500® Index, 30% Barclays Capital U.S. Aggregate Bond Index and 20% Citigroup 3-Month Treasury Bill (T-Bill) Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings.Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Average Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 6.93% – 3rd qtr. of 2010 Worst Quarter: -5.03% – 2nd qtr. of 2010
The inception date for Class VI shares is April 30, 2010. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Investor Destinations Balanced Fund	1 Year	Since Inception	Inception Date
Class II Shares	9.81%	18.57%	Mar 25, 2009
Class VI Shares	9.91%	18.63%	Apr 30, 2010
S&P 500 Index (reflects no deductions for fees or expenses)	15.06%	31.25%
Balanced Fund Composite Index (reflects no deduction for fees or expenses)	9.95%	17.69%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Investor Destinations Balanced Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2010	rr_AnnualReturn2010	9.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.03%)
1 Year	rr_AverageAnnualReturnYear01	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	18.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 2009
NVIT Investor Destinations Balanced Fund | Class VI Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_AverageAnnualReturnYear01	9.91%
Since Inception	rr_AverageAnnualReturnSinceInception	18.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
NVIT Investor Destinations Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT INVESTOR DESTINATIONS BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT Investor Destinations Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.07%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return through investments in both equity and fixed-income securities by investing approximately equal amounts of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth, and bonds (including mortgage-backed and asset-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 38% of its net assets in U.S. stocks, approximately 12% in international stocks and approximately 45% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who are wiling to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total return to a hypothetical composite index that is comprised of 50% S&P 500® Index, 30% Barclays Capital U.S. Aggregate Bond Index and 20% Citigroup 3-Month Treasury Bill (T-Bill) Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings.Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.93% – 3rd qtr. of 2010 Worst Quarter: -5.03% – 2nd qtr. of 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for Class VI shares is April 30, 2010. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
NVIT Investor Destinations Balanced Fund | S&P 500 Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	31.25%
NVIT Investor Destinations Balanced Fund | Balanced Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.95%
Since Inception	rr_AverageAnnualReturnSinceInception	17.69%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
Objective
The NVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative Fund" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Investor Destinations Moderately Conservative Fund (USD $)	Class II Shares	Class VI Shares
Shareholder Fees (fees paid directly from your investment)	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Investor Destinations Moderately Conservative Fund		Class II Shares	Class VI Shares
Management Fees		0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.20%	0.20%
Acquired Fund Fees and Expenses		0.25%	0.25%
Total Annual Fund Operating Expenses		0.83%	0.83%
[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Investor Destinations Moderately Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II Shares	85	265	460	1,025
Class VI Shares	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.29% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, bonds and money market instruments—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderately conservative level of risk by investing a majority of its assets in Underlying Funds that invest in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities in order to generate investment income, but also a considerable portion of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 53% of its net assets in bonds, approximately 30% in U.S. stocks, and approximately 10% in international stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income and secondary goal is growth. The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 35% Barclays Capital U.S. Aggregate Bond Index, 25% Citigroup 3-Month Treasury Bill (T-Bill) Index, and 40% S&P 500® Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 8.45% – 3rd qtr. of 2009 Worst Quarter: -7.77% – 4th qtr. of 2008
The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Investor Destinations Moderately Conservative Fund	1 Year	5 Years	Since Inception	Inception Date
Class II Shares	8.52%	3.92%	4.49%	Dec 12, 2001
Class VI Shares	8.46%	3.92%	4.52%	Apr 30, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	6.56%	5.80%	5.57%
Moderately Conservative Fund Composite Index (reflects no deduction for fees or expenses)	8.75%	4.02%	4.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Investor Destinations Moderately Conservative Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2002	rr_AnnualReturn2002	(4.20%)
Annual Return 2003	rr_AnnualReturn2003	13.70%
Annual Return 2004	rr_AnnualReturn2004	7.20%
Annual Return 2005	rr_AnnualReturn2005	4.50%
Annual Return 2006	rr_AnnualReturn2006	8.40%
Annual Return 2007	rr_AnnualReturn2007	5.90%
Annual Return 2008	rr_AnnualReturn2008	(15.00%)
Annual Return 2009	rr_AnnualReturn2009	14.60%
Annual Return 2010	rr_AnnualReturn2010	8.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.77%)
1 Year	rr_AverageAnnualReturnYear01	8.52%
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2001
NVIT Investor Destinations Moderately Conservative Fund | Class VI Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
NVIT Investor Destinations Moderately Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative Fund" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.29%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, bonds and money market instruments—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderately conservative level of risk by investing a majority of its assets in Underlying Funds that invest in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities in order to generate investment income, but also a considerable portion of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 53% of its net assets in bonds, approximately 30% in U.S. stocks, and approximately 10% in international stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income and secondary goal is growth. The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 35% Barclays Capital U.S. Aggregate Bond Index, 25% Citigroup 3-Month Treasury Bill (T-Bill) Index, and 40% S&P 500® Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 8.45% – 3rd qtr. of 2009 Worst Quarter: -7.77% – 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
NVIT Investor Destinations Moderately Conservative Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
NVIT Investor Destinations Moderately Conservative Fund | Moderately Conservative Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.75%
5 Years	rr_AverageAnnualReturnYear05	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%

[1]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")

FUND SUMMARY: NVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
Objective

The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NVIT Investor Destinations Conservative Fund (USD $)	Class II Shares	Class VI Shares
Shareholder Fees (fees paid directly from your investment)	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Investor Destinations Conservative Fund		Class II Shares	Class VI Shares
Management Fees		0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.21%	0.21%
Acquired Fund Fees and Expenses		0.24%	0.24%
Total Annual Fund Operating Expenses		0.83%	0.83%
[1]	Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NVIT Investor Destinations Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II Shares	85	265	460	1,025
Class VI Shares	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.91% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—stocks, bonds and money market instruments—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds") and a fixed interest contract issued by Nationwide Life Insurance Company ("Nationwide Contract"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a conservative level of risk by investing heavily in Underlying Funds that invest in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities, and a relatively small portion of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. companies that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 71% of its net assets in bonds and approximately 20% in stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Single issuer risk – this refers to the risk presented by the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds the contract. Both the principal and a minimum rate of interest are guaranteed by Nationwide regardless of market conditions. However, if Nationwide becomes unable to meet this guarantee, a Fund that invests in the contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 45% Citigroup 3-Month Treasury Bill (T-Bill) Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 20% S&P 500® Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less that those shown.

Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 5.18% – 3rd qtr. of 2009 Worst Quarter: -2.78% – 4th qtr. of 2008
The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
Average Annual Total Returns (For Periods Ended December 31, 2010)
Average Annual Total Returns - NVIT Investor Destinations Conservative Fund	1 Year	5 Years	Since Inception	Inception Date
Class II Shares	5.89%	3.96%	4.01%	Dec 12, 2001
Class VI Shares	5.93%	3.97%	4.04%	Apr 30, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	6.54%	5.80%	5.57%
Conservative Fund Composite Index (reflects no deduction for fees or expenses)	5.59%	3.85%	3.79%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nationwide Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Investor Destinations Conservative Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2002	rr_AnnualReturn2002	0.40%
Annual Return 2003	rr_AnnualReturn2003	7.90%
Annual Return 2004	rr_AnnualReturn2004	4.70%
Annual Return 2005	rr_AnnualReturn2005	3.30%
Annual Return 2006	rr_AnnualReturn2006	6.20%
Annual Return 2007	rr_AnnualReturn2007	5.40%
Annual Return 2008	rr_AnnualReturn2008	(6.00%)
Annual Return 2009	rr_AnnualReturn2009	9.10%
Annual Return 2010	rr_AnnualReturn2010	5.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.78%)
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2001
NVIT Investor Destinations Conservative Fund | Class VI Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
NVIT Investor Destinations Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.91%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—stocks, bonds and money market instruments—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an "Underlying Fund" or collectively, "Underlying Funds") and a fixed interest contract issued by Nationwide Life Insurance Company ("Nationwide Contract"). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds' expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a conservative level of risk by investing heavily in Underlying Funds that invest in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities, and a relatively small portion of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. companies that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 71% of its net assets in bonds and approximately 20% in stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer's debt securities may have been lowered, negatively impacting their price. If an issuer defaults, the Fund may lose money.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Single issuer risk – this refers to the risk presented by the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds the contract. Both the principal and a minimum rate of interest are guaranteed by Nationwide regardless of market conditions. However, if Nationwide becomes unable to meet this guarantee, a Fund that invests in the contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund's average annual total returns to a hypothetical composite index that is comprised of 45% Citigroup 3-Month Treasury Bill (T-Bill) Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 20% S&P 500® Index, which is a representation of the performance of each of the Fund's asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less that those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund's annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less that those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 5.18% – 3rd qtr. of 2009 Worst Quarter: -2.78% – 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class VI shares is based on the previous performance of Class II shares.
NVIT Investor Destinations Conservative Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
NVIT Investor Destinations Conservative Fund | Conservative Fund Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.59%
5 Years	rr_AverageAnnualReturnYear05	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%

[1]	Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011